Finance Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Interest income on bank deposits	£ 450	£ 26	£ 15
Other interest income	36	9	3
Foreign exchange gain	2,943	0	0
Total	£ 3,429	£ 35	£ 18